Ordinary Shares, Series Angel Shares and Series Seed Preference Shares	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Ordinary Shares, Series Angel Shares and Series Seed Preference Shares
14.
ORDINARY SHARES, SERIES ANGEL SHARES AND SERIES SEED PREFERENCE SHARES

Ordinary shares

In December 2021, XCHG Limited was incorporated with authorized share capital of US$50,000 divided into 500,000,000 shares with par value US$0.0001 each, the Company issued 499,999,999 ordinary shares to the Founders.

In April 2023, the shareholders of the Company agreed to increase the authorized shares to 5,000,000,000 shares with a par value of US$0.00001 each. As described in Note 1 (b), the Company issued ordinary shares in April 2023, issued Preference Shares and Series Seed preference shares in June 2023 to the ordinary shareholders and preferred shareholders of the Company in exchange for the respective equity interests that they held in X-Charge Technology. Upon the completion of the Restructuring in June 2023, authorized ordinary shares are 3,728,605,400, of which issued and outstanding shares were 656,200,500. The authorized, issued and outstanding Series Seed, Series Angel, Series A, Series A+ and Series B preference shares were 175,050,000, 75,000,000, 300,000,000, 118,971,900 and 602,372,700, respectively. All applicable share and per share amounts in the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effects of the Restructuring.

On August 15, 2023, the Company granted 150,000,000 unvested shares to its directors, executive officers and certain employees under the 2023 Plan. All the unvested shares vested immediately on the date of grant. (see Note 15). The Company issued 150,000,000 ordinary shares to grantees on the date of grant in connection with aforementioned transaction.

Immediately prior to completion of IPO, all of the Preferred Shares and Series Seed Preference Shares were automatically converted and re-designated into 1,433,372,111 Class A ordinary shares at the conversion ratio of one-for-one.

Immediately prior to completion of IPO, all of the outstanding Ordinary Shares were automatically re-designated into 64,946,053 Class A Ordinary Shares and 741,254,447 Class B Ordinary Shares, respectively, on a one-for-one basis.

On September 11, 2024, the Company completed its IPO on the NASDAQ Stock Market. In the offering, 3,333,335 American depositary shares (“ADSs”), representing 133,333,400 Class A Ordinary Shares, were issued and sold to the public at a price of US$6.2 per ADS. On September 13, 2024, an additional 128,888 ADSs were issued and sold to the underwriter through the partial exercise of the over-allotment option as stipulated in the Underwriting Agreement. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately US$19.1 million.

On July 23, 2025, the Company completed the registration of 13,087,595 ADSs, representing 523,503,831 Class A Ordinary Shares, under its share incentive plan.

As of December 31, 2024 and 2025, the Company had authorized 4,258,745,553 Class A ordinary shares and 741,254,447 Class B ordinary shares. As of December 31, 2024 and 2025, 1,636,807,084 and 2,160,310,915 Class A ordinary shares were issued and outstanding, respectively. All 741,254,447 Class B ordinary shares authorized were issued and outstanding as of December 31, 2024 and 2025.

Series Angel Shares and Series Seed Preference Shares

On November 19, 2015, the Company entered into an investment agreement with an angel investor, pursuant to which the investor purchased 218,749,500 Series Angel shares from the Company for an aggregated consideration of RMB7.0 million (equivalent as US$1.0 million). See Note 13 on subsequent redesignation of all Series Angel shares.

On February 20, 2017, the Company entered into an investment agreement with two investors, pursuant to which the investors purchased 175,050,000 Series Seed preference shares from the Company for an aggregated consideration of US$2 million.

The rights and privileges of Ordinary shares, Series Angel shares and Series Seed preference shares are as follows:

Conversion Rights

The Series Angel shares and Series Seed preference shares shall be convertible, at the option of the shareholder, at any time after the date of issuance of Series Angel shares and Series Seed preference shares according to a conversion ratio, subject to adjustments for dilution, into ordinary shares. Series Angel shares and Series Seed preference shares shall automatically be converted into ordinary shares at the then applicable conversion ratio upon the closing of an underwritten public offering of the ordinary shares of the Group after the prior written approval of the holders of Series Angel shares and Series Seed preference shares.

Voting Rights

Each Series Seed preferred share shall be entitled to that number of votes corresponding to the number of ordinary shares on an as-converted basis. The shareholders of Series Seed preference shares shall vote separately as a class with respect to certain specified matters. Otherwise, the shareholders of the Preference Shares, Series Seed preference shares and ordinary shares shall vote together as a single class.

Dividend Rights

The shareholders receive dividends on an as-if converted basis when dividends are declared. No dividends have been declared for shareholders for the periods presented.

Liquidation Rights

In the event of any liquidation, dissolution or winding up of the Company, or upon occurrence of a Deemed Liquidation Event as defined in the Investors’ Rights Agreement, either voluntary or involuntary, shareholders shall be entitled to receive an amount in the sequence of Series B redeemable preference shares, Series A+ redeemable preference shares, Series A redeemable preference shares, Series Angel redeemable preference shares and Series Angle preference shares. After such liquidation amounts have been paid in full, all of the remaining assets and funds of the Company legally available for distribution to shareholders shall be ratably distributed among all shareholders on a as converted basis and pari passu basis in proportion to the number of shares held by each shareholder.

Conversion immediately prior to IPO

On September 11, 2024, immediately prior to the completion of IPO, all of the Series Seed Preference Shares were automatically converted and re-designated into 75,000,000 Class A ordinary shares at the conversion ratio of one-for-one.